Financial Risk Management - Market Price Fluctuations - Equity and Equity Related Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Notional amount	$ 6,506.4	$ 6,396.9
Market value	307.4	204.3
Net gains (losses) on investments	252.9	1,467.5
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	390.3	697.8
Market value	4.8	17.8
Net gains (losses) on investments	19.5
Equity warrant forward contracts
Disclosure of financial assets [line items]
Notional amount	316.6	0.0
Market value	38.4	0.0
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	414.4	892.5
Market value	22.3	11.8
Net gains (losses) on investments	(11.4)
Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	0.0	52.6
Market value	0.0	0.4
Equity price risk
Disclosure of financial assets [line items]
Notional amount	595.6	833.8
Market value	595.6	833.8
Net gains (losses) on investments	(171.3)	233.1
Net equity exposures and financial effects, exposure/notional amount	10,746.4	10,156.5
Net equity exposures and financial effects, pre-tax earnings (loss)	393.7	649.1
Equity price risk | Investments in associates and subsidiary
Disclosure of financial assets [line items]
Notional amount	4,522.4	3,846.2
Investments in subsidiaries, joint ventures and associates	4,309.0	2,945.3
Net gains (losses) on investments	1,028.8	69.8
Equity price risk | Common stocks
Disclosure of financial assets [line items]
Notional amount	5,148.2	5,578.1
Common equity instrument, carrying value	5,148.2	5,578.1
Net gains (losses) on investments	(386.2)	707.8
Equity price risk | Preferred stocks – convertible
Disclosure of financial assets [line items]
Notional amount	107.9	68.1
Preferred equity instrument, carrying value	107.9	68.1
Net gains (losses) on investments	2.9	(1.6)
Equity price risk | Equity hedges and long equity exposures
Disclosure of financial assets [line items]
Notional amount	11,160.8	11,101.6
Total equity and equity related holdings	10,232.0	9,505.1
Net gains (losses) on investments	431.9	1,067.0
Equity price risk | Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	390.3	697.8
Market value	(46.9)	2.2
Net gains (losses) on investments	(86.3)	19.6
Equity price risk | Equity warrant forward contracts
Disclosure of financial assets [line items]
Notional amount	316.6	0.0
Market value	38.4	0.0
Net gains (losses) on investments	113.9	0.0
Equity price risk | Equity warrants and call options
Disclosure of financial assets [line items]
Notional amount	79.8	77.6
Market value	79.8	77.6
Net gains (losses) on investments	(69.9)	38.3
Equity price risk | Equity hedges and short equity exposures
Disclosure of financial assets [line items]
Notional amount	(414.4)	(945.1)
Total equity and equity related holdings	8.9	0.1
Net gains (losses) on investments	(38.2)	(417.9)
Equity price risk | Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	(414.4)	(892.5)
Market value	8.9	(0.3)
Net gains (losses) on investments	(33.9)	(408.7)
Equity price risk | Equity index total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	0.0	(52.6)
Market value	0.0	0.4
Net gains (losses) on investments	$ (4.3)	$ (9.2)